Related Party Transaction - Other Transactions (Details) - USD ($)		1 Months Ended		9 Months Ended
	Apr. 30, 2020	Jul. 31, 2020	May 31, 2020	Dec. 31, 2020
Related Party Transactions
Proceeds from related party note			$ 300,000	$ 277,687
Sponsor
Related Party Transactions
Working capital loan				0
Sponsor Loans
Related Party Transactions
Proceeds from related party note	$ 300,000
Repayment of debt		$ 300,000
Working Capital Loans
Related Party Transactions
Loans convertible into warrants				$ 1,500,000
Price of warrants (in dollars per share)				$ 10.00